Net Sales Determined by Customer Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Sale to External Customers by Sales Destination | JAPAN
Segment Reporting Disclosure [Line Items]
Net sales	380,024	402,505	349,184
Sale to External Customers by Sales Destination | Americas
Segment Reporting Disclosure [Line Items]
Net sales	561,962	460,814	397,427
Sale to External Customers by Sales Destination | Europe and Cis
Segment Reporting Disclosure [Line Items]
Net sales	203,878	207,848	165,418
Sale to External Customers by Sales Destination | China
Segment Reporting Disclosure [Line Items]
Net sales	156,030	270,017	428,208
Sale to External Customers by Sales Destination | Oceania and Asia Excluding Japan and China
Segment Reporting Disclosure [Line Items]
Net sales	454,394	513,575	398,366
Sale to External Customers by Sales Destination | Middle East And Africa
Segment Reporting Disclosure [Line Items]
Net sales	¥ 128,703	¥ 127,004	¥ 104,524